Exhibit 99.1

FIFTH THIRD AUTO TRUST 2014-3

Statement to Securityholders

Determination Date: August 13, 2015

DATES
Collection Period	10
Collection Period Beginning Date	7/01/2015
Collection Period Ending Date	7/31/2015
Payment Date	8/17/2015
LIBOR Determination Date	7/13/2015
LIBOR Rate	0.18730%

I. DEAL SUMMARY

	Ratio	Beginning Period Balance	Principal Distributable Amount	Ending Period Balance
Class A-1 Notes	0.0%	$0.00	$0.00	$0.00
Class A-2-A Notes	65.5%	$127,683,432.71	$16,332,926.29	$111,350,506.42
Class A-2-B Notes	65.5%	$127,683,432.71	$16,332,926.29	$111,350,506.42
Class A-3 Notes	100.0%	$340,000,000.00	$0.00	$340,000,000.00
Class A-4 Notes	100.0%	$102,000,000.00	$0.00	$102,000,000.00

Total Securities	66.5%	$697,366,865.41	$32,665,852.58	$664,701,012.83

Overcollateralization		$46,876,128.79	$0.00	$46,876,128.79
Reserve Account Balance		$2,604,229.38	$0.00	$2,604,229.38

Net Pool Balance	68.3%	$744,242,994.20	$32,665,852.58	$711,577,141.62

	Coupon Rate	Beginning Balance	Interest Distribution Amount
Class A-1 Notes	0.21000%	$0.00	$0.00
Class A-2-A Notes	0.57000%	$127,683,432.71	$60,649.63
Class A-2-B Notes	0.41730%	$127,683,432.71	$48,842.11
Class A-3 Notes	0.96000%	$340,000,000.00	$272,000.00
Class A-4 Notes	1.47000%	$102,000,000.00	$124,950.00

		$697,366,865.41	$506,441.74

II. AVAILABLE FUNDS

Interest Collections	$2,460,151.60
Principal Collections (Including Repurchases)	$32,388,916.17
Liquidation Proceeds	$170,206.64
Liquidation Expenses*	($11,229.31)
Investment Earnings (Collections Act. Remitted to servicer)	$1,856.05
Investment Earnings (Reserve Act. Remitted to servicer)	$159.89

Total Collections	$35,010,061.04

Reserve Account Draw Amount	$0.00

Total Available Funds	$35,010,061.04

III. DISTRIBUTIONS

	Amount Due	Amount Paid	Shortfall
Servicing Fees	$622,218.44	$622,218.44	$0.00
Class A-1 Notes	$0.00	$0.00	$0.00
Class A-2-A Notes	$60,649.63	$60,649.63	$0.00
Class A-2-B Notes	$48,842.11	$48,842.11	$0.00
Class A-3 Notes	$272,000.00	$272,000.00	$0.00
Class A-4 Notes	$124,950.00	$124,950.00	$0.00
First Allocation of Principal	$0.00	$0.00	$0.00
Reserve Account Deposit	$0.00	$0.00	$0.00
Regular Principal Distribution Amount	$32,665,852.58	$32,665,852.58	$0.00
Accrued and unpaid fees to owner trustee	$0.00	$0.00	$0.00
Accrued and unpaid fees to indenture trustee	$0.00	$0.00	$0.00
Remaining Funds to Residual Certificateholder	$1,215,548.28	$1,215,548.28	$0.00

	$35,010,061.04	$35,010,061.04	$0.00

Principal Payment:
First Allocation of Principal	$0.00
Regular Principal Distribution Amount	$32,665,852.58

Total	$32,665,852.58

FIFTH THIRD AUTO TRUST 2014-3

Statement to Securityholders

Determination Date: August 13, 2015

IV. POOL INFORMATION

Beginning of Current Period
Pool Balance	$711,577,141.62
Number of Receivables Outstanding	52,747
Weighted Average Contract Rate	3.84%
Weighted Average Remaining Term (mos)	44.89

V. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Account Balance	$2,604,229.38
Initial Target Credit Enhancement Overcollateralization Amount	$46,876,128.79
Target Credit Enhancement Overcollateralization Amount	$46,876,128.79
Beginning Period Overcollateralization Amount	$46,876,128.79
Ending Period Overcollateralization Amount	$46,876,128.79

Overcollateralization Shortfall	$0.00

VI. RESERVE ACCOUNT RECONCILIATION

Specified Reserve Account Balance	$2,604,229.38
Beginning Reserve Account Balance	$2,604,229.38
Reserve Account Deposits Made	$0.00
Reserve Account Earnings	$0.00
Distribute Earnings Collection	$0.00
Reserve Account Draws	$0.00

Ending Reserve Account Balance	$2,604,229.38

VII. LOSS & DELINQUENCY INFORMATION

Defaulted Receivables	$105,920.96
Realized Losses for Collection Period	$126,095.72
CHG Off Recoveries for Collection Period	$19,365.95

Net Losses for Collection Period	$106,729.77

Cumulative Losses (net of recoveries) for All Collection Periods	$624,960.50
Cumulative Losses (net of recoveries) as a % of Initial Pool Balance	0.05999%

	# of Receivables	Amount
Receivables 30-59 Days Delinquent	128	$1,772,160.72
As % of Ending Pool Balance		0.249%
Receivables 60-89 Days Delinquent	32	$472,876.27
As % of Ending Pool Balance		0.066%
Receivables 90 - 119 Days Delinquent	14	$223,766.34
As % of Ending Pool Balance		0.031%
Receivables 120 - 150 Days Delinquent	2	$35,507.63
As % of Ending Pool Balance		0.005%
Receivables 150+ Days Delinquent	1	$25,569.59
As % of Ending Pool Balance		0.004%
Total Delinquencies	177	$2,529,880.55
As % of Ending Pool Balance		0.356%
Total Repossession	116	$2,020,272.92

*	Liquidation Expenses incurred and associated with the liquidation process do not always occur in the same period of the actual collateral liquidation (i.e. servicer repossession costs can be incurred in periods prior to the eventual sale of a repossessed vehicle).